Financial assets and liabilities (Details 1)	Dec. 31, 2022 ARS ($)
Statement [Line Items]
Trade And Other Receivables	$ 1,121,000
Less than 90 Days
Statement [Line Items]
Trade And Other Receivables	80,081,901,000
90 - 180 Days
Statement [Line Items]
Trade And Other Receivables	6,117,248,000
180 - 270 Days
Statement [Line Items]
Trade And Other Receivables	10,065
270 - 360 Days
Statement [Line Items]
Trade And Other Receivables	526
Greater than 360 Days
Statement [Line Items]
Trade And Other Receivables	81,000
To Due
Statement [Line Items]
Trade And Other Receivables	$ 86,210,942,000